Accrued Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued Liabilities
12.
ACCRUED LIABILITIES

Accrued liabilities consisted of the following as of September 30, 2023 and December 31, 2022

	Nine Months Ended September 30, 2023	December 31, 2022
Salaries, Wages, & Benefits	3,091,990	1,796,443
Passenger Taxes	1,629,227	1,647,319
Aircraft Fuel	937,676	1,595,324
Contracted ground and aviation services	2,050,322	1,154,409
Maintenance	1,289,111	1,115,293
Aircraft Rent	2,898,440	986,762
Other	1,727,439	1,163,079
Accrued liabilities	13,624,205	9,458,629

17.
ACCRUED LIABILITIES

Accrued liabilities consisted of the following as of December 31:

	December 31, 2022	December 31, 2021
Salaries, wages and benefits	$1,796,443	$998,301
Passenger Taxes	1,647,319	517,021
Aircraft fuel	1,595,324	623,806
Contracted ground and aviation services	1,154,409	555,561
Maintenance	1,115,293	8,717
Aircraft Rent	986,762	715,488
Other	1,163,079	800,597
Accrued liabilities	$9,458,629	$4,219,491